Income taxes - Schedule of Income Tax Recovery (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(21.00%)	(21.00%)
Stock-based compensation	2.20%	2.00%
Change in valuation allowance	21.40%	21.20%
Tax credits	(2.60%)	(2.20%)
Income tax recovery	0.00%	0.00%